Intangible Assets (Details) - Schedule of Intangible Assets - CAD ($)		12 Months Ended
		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Cost
Cost, Beginning balance		$ 75,528,950		$ 54,915,617		$ 34,256,724
Additions		13,898,252		15,345,974		17,062,025
Borrowing costs		3,898,829	[1]	6,994,197		6,304,340
Cost, Write-offs	[2]	(42,418,143)
R&D tax credits (note 23)		(256,234)		(776,050)		(995,506)
Grants (note 23)		(268,460)		(950,788)		(1,711,966)
Cost, Ending balance		50,383,194		75,528,950		54,915,617
Accumulated amortization and impairment
Accumulated amortization and impairment, Begining balance		40,767,761		2,078,321		1,389,664
Amortization		404,029		481,937		688,657
Impairment		5,791,439		38,207,503
Accumulated amortization and impairment, Write-offs		(42,418,143)
Accumulated amortization and impairment, Ending balance		4,545,086		40,767,761		2,078,321
Net book value		45,838,108		34,761,189		52,837,296
Patents [Member]
Cost
Cost, Beginning balance		2,321,660		1,966,646		1,658,213
Additions		1,128,795		355,014		348,073
Borrowing costs
Cost, Write-offs
R&D tax credits (note 23)
Grants (note 23)						(39,640)
Cost, Ending balance		3,450,455		2,321,660		1,966,646
Accumulated amortization and impairment
Accumulated amortization and impairment, Begining balance		798,878		678,067		512,852
Amortization		260,129		120,811		165,215
Impairment
Accumulated amortization and impairment, Write-offs
Accumulated amortization and impairment, Ending balance		1,059,007		798,878		678,067
Net book value		2,391,448		1,522,782		1,288,579
Licenses [Member]
Cost
Cost, Beginning balance		2,610,533		2,595,473		2,592,589
Additions				15,060		2,884
Borrowing costs
Cost, Write-offs	[2]	(1,424,196)
R&D tax credits (note 23)
Grants (note 23)
Cost, Ending balance		1,186,337		2,610,533		2,595,473
Accumulated amortization and impairment
Accumulated amortization and impairment, Begining balance		1,147,272		910,756		538,907
Amortization		36,489		236,516		371,849
Impairment		1,424,196
Accumulated amortization and impairment, Write-offs		(1,424,196)
Accumulated amortization and impairment, Ending balance		1,183,761		1,147,272		910,756
Net book value		2,576		1,463,261		1,684,717
Software [member]
Cost
Cost, Beginning balance		575,719		494,149		457,382
Additions				81,570		44,025
Borrowing costs
Cost, Write-offs
R&D tax credits (note 23)
Grants (note 23)						(7,258)
Cost, Ending balance		575,719		575,719		494,149
Accumulated amortization and impairment
Accumulated amortization and impairment, Begining balance		476,003		399,808		269,323
Amortization		44,995		76,195		130,485
Impairment
Accumulated amortization and impairment, Write-offs
Accumulated amortization and impairment, Ending balance		520,998		476,003		399,808
Net book value		54,721		99,716		94,341
Development costs [Member]
Cost
Cost, Beginning balance		69,926,228	[3]	49,764,539		29,453,730
Additions		12,769,457	[3]	14,894,330	[1],[4]	16,667,043	[5]
Borrowing costs		3,898,829	[1],[3]	6,994,197	[6]	6,304,340	[7]
Cost, Write-offs	[2],[3]	(40,993,947)
R&D tax credits (note 23)		(256,234)	[3]	(776,050)		(995,506)
Grants (note 23)		(268,460)	[3]	(950,788)		(1,665,068)
Cost, Ending balance		45,075,873	[3]	69,926,228	[3]	49,764,539
Accumulated amortization and impairment
Accumulated amortization and impairment, Begining balance		38,278,286	[3]	28,374		14,186
Amortization		56,682	[3]	42,409		14,188
Impairment		4,367,243	[3]	38,207,503	[8]
Accumulated amortization and impairment, Write-offs	[3]	(40,993,947)
Accumulated amortization and impairment, Ending balance		1,708,264	[3]	38,278,286	[3]	28,374
Net book value		43,367,609	[3]	31,647,942	[9]	49,736,165	[10]
Others [Member]
Cost
Cost, Beginning balance		94,810		94,810		94,810
Additions
Borrowing costs
Cost, Write-offs
R&D tax credits (note 23)
Grants (note 23)
Cost, Ending balance		94,810		94,810		94,810
Accumulated amortization and impairment
Accumulated amortization and impairment, Begining balance		67,322		61,316		54,396
Amortization		5,734		6,006		6,920
Impairment
Accumulated amortization and impairment, Write-offs
Accumulated amortization and impairment, Ending balance		73,056		67,322		61,316
Net book value		$ 21,754		$ 27,488		$ 33,494

[1]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2023 was 17%.
[2]	During the fiscal year 2023, an impairment expense amounting to $5,791,439 was recognized :
[3]	Including $43,267,013 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[4]	The additions to Development costs include an equity-settled related party transaction of $3,703,920. The acquisition is accounted for as an asset acquisition, and not a business combination, as the acquired set of assets does not meet the definition of a business based on the performance of the concentration test under IFRS 3, Business Combinations. Related transactions costs of $798,778 were recognized in the consolidated statement of loss. Refer to Note 16.
[5]	As a result of LeddarTech’s transition into an Automotive Software Business Model, the Company tested its non-financial assets for impairment. As at September 30, 2022, an impairment expense amounting to $38,207,503 was recognized:
[6]	Amortization of $224,873 related to a specific license is capitalized in development costs as the licensed intellectual property and technology is used in development projects which are eligible for capitalization.
[7]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2021 was 21%.
[8]	Including $31,560,716 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[9]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2022 was 16%.
[10]	Including $49,695,492 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.